General and administrative	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
General and administrative

19. General and administrative

Components of general and administrative expenses for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year ended December 31,
	2021	2020	2019
	$	$	$
Professional fees	6,256,165	2,734,123	3,101,136
General office, insurance and administration expenditures	3,479,801	3,616,159	1,742,550
Consulting fees	2,196,812	1,775,269	1,675,258
Salaries, wages and benefits	2,856,887	2,656,162	1,705,696
Investor relations	1,642,653	541,944	2,241,275
Building and facility costs	759,590	586,926	676,798
Foreign exchange gain (loss)	146,587	(186,959)	-
	17,338,495	11,723,624	11,142,713
Allocated to:
Continuing operations	15,926,103	10,058,083	8,407,427
Discontinued operations	1,412,392	1,665,541	2,735,286